UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

(Address of principal executive offices) (Zip code)

Victor Fontana

125 Maiden Lane

New York, NY 10038

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 240-9721

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast Core MLP Fund I, LLC

(A Delaware Limited Liability Company)

Schedule of Investments - February 28, 2014 (Unaudited)

Number of Shares		Fair Value

	MASTER LIMITED PARTNERSHIP SHARES - 100.4%
	Crude Oil Products - 10.4%
2,362	Magellan Midstream Partners LP	$159,837
5,622	Plains All American Pipeline LP	304,544
1,952	Sunoco Logistics Partners LP	161,508
	Total Crude Oil Products (cost $436,276)	625,889

	Diversified - 36.4%
5,241	Enbridge Energy Partners LP	144,232
6,646	Enterprise Products Partners LP	446,013
6,115	Kinder Morgan Management LLC [1]	426,849
8,069	ONEOK Partners LP	428,545
8,282	Targa Resources Partners LP	444,661
5,836	Williams Partners LP	289,524
	Total Diversified (cost $1,953,512)	2,179,824

	Gatherers & Processors - 19.4%
5,109	Access Midstream Partners LP	288,403
6,018	Crestwood Midstream Partners LP	134,743
6,827	Crosstex Energy LP	210,886
1,063	EQT Midstream Partners LP	70,062
7,143	Midcoast Energy Partners LP	146,146
4,902	Western Gas Partners LP	310,248
	Total Gathers & Processors (cost $900,798)	1,160,488

	General Partners - 4.9%
4,518	Kinder Morgan Inc.	143,898
5,437	Plains GP Holdings LP - Class A	152,236
	Total General Partners (cost $279,726)	296,134

	Natural Gas/Natural Gas Liquids - 16.0%
5,363	Boardwalk Pipeline Partners LP	66,019
14,948	El Paso Pipeline Partners LP	449,187
2,518	Spectra Energy Partners LP	120,159
1,267	Tallgrass Energy Partners LP	39,695
6,137	TC Pipelines LP	286,107
	Total Natural Gas/Natural Gas Liquids (cost $1,076,421)	961,167

	Refined Products - 13.3%
6,024	Buckeye Partners LP	441,138
1,694	Holly Energy Partners LP	56,918
4,925	Tesoro Logistics LP	296,485
	Total Refined Products (cost $609,632)	794,541

	Total Master Limited Partnership Shares
	(Cost $5,256,365)	$6,018,043

Principal
Amount		Fair Value
	Short-Term Investment - 1.1%
$67,484	UMB Money Market Fiduciary, 0.01% [2]	$67,484
	Total Short-Term Investment	67,484
	(Cost $67,484)

	Total Investments - 101.5%
	(Cost $5,323,849)	6,085,527
	Liabilities in excess of Other Assets - (1.5)%	(90,200)
	Total Members' Equity - 100%	$5,995,327

LLC - Limited Liability Company

LP - Limited Partnership

1 Non-income producing security.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

*All investments are domiciled in the United States.

Fair Value Measurements and Disclosures, issued by the Financial Accounting Standards Board, defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs” which amends “Fair Value Measurement and Disclosures” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

Investments, at fair value	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Master Limited Partnerships[1]	$6,018,043	$-	$-	$6,018,043
Short-Term Investment	67,484	-	-	67,484
Total Investments, at fair value	$6,085,527	$-	$-	$6,085,527

1 All Master Limited Partnerships held in the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of February 28, 2014.

There were no transfers between Levels during the period ended February 28, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Center Coast Core MLP Fund I, LLC

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	April 28, 2014

By (Signature and Title)*	/s/William H. Bauch
William H. Bauch, Treasurer
(Principal Financial Officer)

Date	April 28, 2014

* Print the name and title of each signing officer under his or her signature.